UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio
–
Large Cap Index Fund
Class 1
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$13	0.25% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,299,159,813
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdin
gs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information
and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Large Cap Index Fund | Class 1

|

SSR7014_01_12_D01_(08/25)

Columbia Variable Portfolio – Large Cap Index Fund
Class 2
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 26	0.50% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,299,159,813
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriv at
ives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Inform
atio
n
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Large Cap Index Fund | Class 2

|

SSR7014_02_12_D01_(08/25)

Columbia Variable Portfolio – Large Cap Index Fund
Class 3
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Variable Portfolio – Large Cap Index Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 19	0.38% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,299,159,813
Total number of portfolio holdings	506
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net asse
ts. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.0%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class A	1.9%
Berkshire Hathaway, Inc., Class B	1.7%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Variable Portfolio – Large Cap Index Fund | Class 3

|

SSR7014_03_12_D01_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Large Cap Index Fund
Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Large Cap Index Fund | 2025

Portfolio of Investments
June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 9.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	311,061	9,002,105
Verizon Communications, Inc.	182,254	7,886,131
Total		16,888,236
Entertainment 1.8%
Electronic Arts, Inc.	9,865	1,575,441
Live Nation Entertainment, Inc.(a)	6,813	1,030,671
Netflix, Inc.(a)	18,397	24,635,975
Take-Two Interactive Software, Inc.(a)	7,324	1,778,633
TKO Group Holdings, Inc.	2,898	527,291
Walt Disney Co. (The)	77,715	9,637,437
Warner Bros Discovery, Inc.(a)	97,327	1,115,367
Total		40,300,815
Interactive Media & Services 6.5%
Alphabet, Inc., Class A	251,594	44,338,411
Alphabet, Inc., Class C	202,950	36,001,300
Match Group, Inc.	10,601	327,465
Meta Platforms, Inc., Class A	93,857	69,274,913
Total		149,942,089
Media 0.5%
Charter Communications, Inc., Class A(a)	4,126	1,686,750
Comcast Corp., Class A	160,997	5,745,983
Fox Corp., Class A	9,253	518,538
Fox Corp., Class B	5,703	294,446
Interpublic Group of Companies, Inc. (The)	15,983	391,264
News Corp., Class A	16,306	484,614
News Corp., Class B	4,818	165,306
Omnicom Group, Inc.	8,434	606,742
Paramount Global, Class B	26,015	335,593
Total		10,229,236
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.	20,615	4,911,730
Total Communication Services		222,272,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 0.0%
Aptiv PLC(a)	9,412	642,087
Automobiles 1.8%
Ford Motor Co.	168,840	1,831,914
General Motors Co.	41,562	2,045,266
Tesla, Inc.(a)	121,138	38,480,697
Total		42,357,877
Broadline Retail 3.9%
Amazon.com, Inc.(a)	408,454	89,610,723
eBay, Inc.	19,929	1,483,913
Total		91,094,636
Distributors 0.1%
Genuine Parts Co.	6,000	727,860
LKQ Corp.	11,160	413,032
Pool Corp.	1,625	473,655
Total		1,614,547
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A(a)	18,658	2,469,200
Booking Holdings, Inc.	1,407	8,145,461
Caesars Entertainment, Inc.(a)	8,990	255,226
Carnival Corp.(a)	45,388	1,276,310
Chipotle Mexican Grill, Inc.(a)	58,246	3,270,513
Darden Restaurants, Inc.	5,059	1,102,710
Domino’s Pizza, Inc.	1,480	666,888
DoorDash, Inc., Class A(a)	14,822	3,653,771
Expedia Group, Inc.	5,257	886,751
Hilton Worldwide Holdings, Inc.	10,276	2,736,910
Las Vegas Sands Corp.	14,662	637,943
Marriott International, Inc., Class A	9,827	2,684,835
McDonald’s Corp.	30,910	9,030,975
MGM Resorts International(a)	8,941	307,481
Norwegian Cruise Line Holdings Ltd.(a)	19,315	391,708
Royal Caribbean Cruises Ltd.	10,800	3,381,912
Starbucks Corp.	49,126	4,501,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wynn Resorts Ltd.	3,804	356,321
Yum! Brands, Inc.	12,016	1,780,531
Total		47,536,861
Household Durables 0.3%
D.R. Horton, Inc.	11,951	1,540,723
Garmin Ltd.	6,659	1,389,867
Lennar Corp., Class A	10,037	1,110,193
Mohawk Industries, Inc.(a)	2,243	235,156
NVR, Inc.(a)	126	930,593
PulteGroup, Inc.	8,664	913,705
Total		6,120,237
Leisure Products 0.0%
Hasbro, Inc.	5,694	420,331
Specialty Retail 1.7%
AutoZone, Inc.(a)	723	2,683,942
Best Buy Co., Inc.	8,327	558,991
CarMax, Inc.(a)	6,585	442,578
Home Depot, Inc. (The)	42,967	15,753,421
Lowe’s Companies, Inc.	24,196	5,368,366
O’Reilly Automotive, Inc.(a)	36,954	3,330,664
Ross Stores, Inc.	14,215	1,813,550
TJX Companies, Inc. (The)	48,265	5,960,245
Tractor Supply Co.	22,920	1,209,488
Ulta Beauty, Inc.(a)	1,952	913,185
Williams-Sonoma, Inc.	5,315	868,312
Total		38,902,742
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.(a)	6,561	676,242
lululemon athletica, Inc.(a)	4,779	1,135,395
NIKE, Inc., Class B	50,928	3,617,925
Ralph Lauren Corp.	1,724	472,859
Tapestry, Inc.	8,978	788,358
Total		6,690,779
Total Consumer Discretionary		235,380,097
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 5.4%
Beverages 1.1%
Brown-Forman Corp., Class B	7,873	211,862
Coca-Cola Co. (The)	167,453	11,847,300
Constellation Brands, Inc., Class A	6,617	1,076,453
Keurig Dr. Pepper, Inc.	58,714	1,941,085
Molson Coors Beverage Co., Class B	7,407	356,203
Monster Beverage Corp.(a)	30,355	1,901,437
PepsiCo, Inc.	59,271	7,826,143
Total		25,160,483
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	19,180	18,987,049
Dollar General Corp.	9,508	1,087,525
Dollar Tree, Inc.(a)	8,539	845,703
Kroger Co. (The)	26,482	1,899,554
Sysco Corp.	20,955	1,587,132
Target Corp.	19,642	1,937,683
Walgreens Boots Alliance, Inc.	31,027	356,190
Walmart, Inc.	186,771	18,262,468
Total		44,963,304
Food Products 0.6%
Archer-Daniels-Midland Co.	20,769	1,096,188
Bunge Global SA	5,810	466,427
ConAgra Foods, Inc.	20,636	422,419
General Mills, Inc.	23,672	1,226,446
Hershey Co. (The)	6,397	1,061,582
Hormel Foods Corp.	12,599	381,120
JM Smucker Co. (The)	4,600	451,720
Kellanova	11,623	924,377
Kraft Heinz Co. (The)	37,349	964,351
Lamb Weston Holdings, Inc.	6,100	316,285
McCormick & Co., Inc.	10,923	828,182
Mondelez International, Inc., Class A	55,974	3,774,887
The Campbell’s Co.	8,508	260,770
Tyson Foods, Inc., Class A	12,373	692,146
Total		12,866,900
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Church & Dwight Co., Inc.	10,646	1,023,187
Clorox Co. (The)	5,328	639,733
Colgate-Palmolive Co.	35,034	3,184,591
Kimberly-Clark Corp.	14,344	1,849,228
Procter & Gamble Co. (The)	101,353	16,147,560
Total		22,844,299
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	10,125	818,100
Kenvue, Inc.	82,996	1,737,106
Total		2,555,206
Tobacco 0.7%
Altria Group, Inc.	72,818	4,269,320
Philip Morris International, Inc.	67,287	12,254,981
Total		16,524,301
Total Consumer Staples		124,914,493
Energy 2.9%
Energy Equipment & Services 0.2%
Baker Hughes Co.	42,829	1,642,064
Halliburton Co.	37,165	757,423
Schlumberger NV	58,799	1,987,406
Total		4,386,893
Oil, Gas & Consumable Fuels 2.7%
APA Corp.	15,599	285,306
Chevron Corp.	70,212	10,053,656
ConocoPhillips Co.	54,573	4,897,381
Coterra Energy, Inc.	32,995	837,413
Devon Energy Corp.	27,758	882,982
Diamondback Energy, Inc.	8,083	1,110,604
EOG Resources, Inc.	23,594	2,822,078
EQT Corp.	25,878	1,509,205
Expand Energy Corp.	9,362	1,094,792
Exxon Mobil Corp.	186,318	20,085,081
Hess Corp.	11,985	1,660,402
Kinder Morgan, Inc.	83,570	2,456,958
Marathon Petroleum Corp.	13,281	2,206,107
Occidental Petroleum Corp.	30,631	1,286,808
ONEOK, Inc.	27,002	2,204,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	17,613	2,101,231
Targa Resources Corp.	9,378	1,632,522
Texas Pacific Land Corp.	815	860,958
Valero Energy Corp.	13,540	1,820,047
Williams Companies, Inc. (The)	52,783	3,315,300
Total		63,123,004
Total Energy		67,509,897
Financials 13.8%
Banks 3.5%
Bank of America Corp.	283,269	13,404,289
Citigroup, Inc.	80,741	6,872,674
Citizens Financial Group, Inc.	18,746	838,883
Fifth Third Bancorp	28,855	1,186,806
Huntington Bancshares, Inc.	62,977	1,055,495
JPMorgan Chase & Co.	120,138	34,829,208
KeyCorp	42,639	742,771
M&T Bank Corp.	6,939	1,346,097
PNC Financial Services Group, Inc. (The)	17,100	3,187,782
Regions Financial Corp.	38,860	913,987
Truist Financial Corp.	56,611	2,433,707
U.S. Bancorp	67,352	3,047,678
Wells Fargo & Co.	140,676	11,270,961
Total		81,130,338
Capital Markets 3.4%
Ameriprise Financial, Inc.(b)	4,116	2,196,833
Bank of New York Mellon Corp. (The)	30,928	2,817,850
Blackrock, Inc.	6,295	6,605,029
Blackstone, Inc.	31,542	4,718,052
Cboe Global Markets, Inc.	4,527	1,055,742
Charles Schwab Corp. (The)	73,833	6,736,523
CME Group, Inc.	15,578	4,293,608
Coinbase Global, Inc., Class A(a)	9,139	3,203,128
FactSet Research Systems, Inc.	1,640	733,539
Franklin Resources, Inc.	13,404	319,685
Goldman Sachs Group, Inc. (The)	13,264	9,387,596
Intercontinental Exchange, Inc.	24,797	4,549,506
Invesco Ltd.	19,348	305,118
KKR & Co., Inc., Class A	29,261	3,892,591
MarketAxess Holdings, Inc.	1,621	362,034
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Moody’s Corp.	6,688	3,354,634
Morgan Stanley	53,402	7,522,206
MSCI, Inc.	3,345	1,929,195
Nasdaq, Inc.	17,870	1,597,935
Northern Trust Corp.	8,410	1,066,304
Raymond James Financial, Inc.	7,850	1,203,955
S&P Global, Inc.	13,570	7,155,325
State Street Corp.	12,328	1,310,960
T. Rowe Price Group, Inc.	9,524	919,066
Total		77,236,414
Consumer Finance 0.6%
American Express Co.	23,926	7,631,916
Capital One Financial Corp.	27,650	5,882,814
Synchrony Financial	16,456	1,098,273
Total		14,613,003
Financial Services 4.3%
Apollo Global Management, Inc.	19,517	2,768,877
Berkshire Hathaway, Inc., Class B(a)	79,271	38,507,474
Corpay, Inc.(a)	3,047	1,011,055
Fidelity National Information Services, Inc.	22,712	1,848,984
Fiserv, Inc.(a)	23,968	4,132,323
Global Payments, Inc.	10,543	843,862
Jack Henry & Associates, Inc.	3,148	567,175
MasterCard, Inc., Class A	35,065	19,704,426
PayPal Holdings, Inc.(a)	42,042	3,124,561
Visa, Inc., Class A	73,965	26,261,273
Total		98,770,010
Insurance 2.0%
Aflac, Inc.	21,034	2,218,247
Allstate Corp. (The)	11,448	2,304,597
American International Group, Inc.	24,914	2,132,389
Aon PLC, Class A	9,335	3,330,355
Arch Capital Group Ltd.	16,134	1,469,001
Arthur J Gallagher & Co.	11,071	3,544,048
Assurant, Inc.	2,192	432,898
Brown & Brown, Inc.	12,113	1,342,968
Chubb Ltd.	16,110	4,667,389
Cincinnati Financial Corp.	6,757	1,006,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Erie Indemnity Co., Class A	1,078	373,840
Everest Group Ltd.	1,839	624,984
Globe Life, Inc.	3,568	443,467
Hartford Insurance Group, Inc. (The)	12,282	1,558,217
Loews Corp.	7,524	689,650
Marsh & McLennan Companies, Inc.	21,300	4,657,032
MetLife, Inc.	24,377	1,960,398
Principal Financial Group, Inc.	8,916	708,198
Progressive Corp. (The)	25,342	6,762,766
Prudential Financial, Inc.	15,303	1,644,154
Travelers Companies, Inc. (The)	9,794	2,620,287
Willis Towers Watson PLC	4,286	1,313,659
WR Berkley Corp.	12,955	951,804
Total		46,756,600
Total Financials		318,506,365
Health Care 9.2%
Biotechnology 1.5%
AbbVie, Inc.	76,360	14,173,943
Amgen, Inc.	23,245	6,490,237
Biogen, Inc.(a)	6,334	795,487
Gilead Sciences, Inc.	53,774	5,961,923
Incyte Corp.(a)	6,945	472,955
Moderna, Inc.(a)	14,712	405,904
Regeneron Pharmaceuticals, Inc.	4,489	2,356,725
Vertex Pharmaceuticals, Inc.(a)	11,101	4,942,165
Total		35,599,339
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	75,212	10,229,584
Align Technology, Inc.(a)	2,945	557,577
Baxter International, Inc.	22,184	671,731
Becton Dickinson & Co.	12,390	2,134,177
Boston Scientific Corp.(a)	63,955	6,869,407
Cooper Cos, Inc. (The)(a)	8,645	615,178
DexCom, Inc.(a)	16,951	1,479,653
Edwards Lifesciences Corp.(a)	25,358	1,983,249
GE HealthCare Technologies, Inc.	19,794	1,466,142
Hologic, Inc.(a)	9,633	627,686
IDEXX Laboratories, Inc.(a)	3,477	1,864,854
Insulet Corp.(a)	3,042	955,736
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intuitive Surgical, Inc.(a)	15,494	8,419,595
Medtronic PLC	55,443	4,832,966
ResMed, Inc.	6,339	1,635,462
Solventum Corp.(a)	5,983	453,751
STERIS PLC	4,247	1,020,214
Stryker Corp.	14,869	5,882,622
Zimmer Biomet Holdings, Inc.	8,553	780,119
Total		52,479,703
Health Care Providers & Services 1.8%
Cardinal Health, Inc.	10,318	1,733,424
Cencora, Inc.	7,457	2,235,982
Centene Corp.(a)	21,512	1,167,671
Cigna Group (The)	11,548	3,817,538
CVS Health Corp.	54,686	3,772,240
DaVita, Inc.(a)	1,795	255,698
Elevance Health, Inc.	9,767	3,798,972
HCA Healthcare, Inc.	7,488	2,868,653
Henry Schein, Inc.(a)	5,262	384,389
Humana, Inc.	5,217	1,275,452
Labcorp Holdings, Inc.	3,618	949,761
McKesson Corp.	5,408	3,962,874
Molina Healthcare, Inc.(a)	2,343	697,980
Quest Diagnostics, Inc.	4,826	866,894
UnitedHealth Group, Inc.	39,215	12,233,904
Universal Health Services, Inc., Class B	2,472	447,803
Total		40,469,235
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	12,325	1,454,473
Bio-Techne Corp.	6,777	348,677
Charles River Laboratories International, Inc.(a)	2,123	322,123
Danaher Corp.	27,535	5,439,264
IQVIA Holdings, Inc.(a)	7,105	1,119,677
Mettler-Toledo International, Inc.(a)	898	1,054,898
Revvity, Inc.	5,095	492,788
Thermo Fisher Scientific, Inc.	16,319	6,616,702
Waters Corp.(a)	2,573	898,080
West Pharmaceutical Services, Inc.	3,106	679,593
Total		18,426,275
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	87,975	4,072,363
Eli Lilly & Co.	34,005	26,507,917
Johnson & Johnson	104,013	15,887,986
Merck & Co., Inc.	108,550	8,592,818
Pfizer, Inc.	245,774	5,957,562
Viatris, Inc.	50,737	453,081
Zoetis, Inc.	19,246	3,001,414
Total		64,473,141
Total Health Care		211,447,693
Industrials 8.5%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.(a)	3,197	2,646,924
Boeing Co. (The)(a)	32,595	6,829,630
General Dynamics Corp.	10,890	3,176,177
General Electric Co.	46,099	11,865,422
Howmet Aerospace, Inc.	17,451	3,248,155
Huntington Ingalls Industries, Inc.	1,696	409,516
L3Harris Technologies, Inc.	8,082	2,027,289
Lockheed Martin Corp.	9,014	4,174,744
Northrop Grumman Corp.	5,849	2,924,383
RTX Corp.	57,752	8,432,947
Textron, Inc.	7,805	626,664
TransDigm Group, Inc.	2,428	3,692,114
Total		50,053,965
Air Freight & Logistics 0.3%
CH Robinson Worldwide, Inc.	5,133	492,511
Expeditors International of Washington, Inc.	5,920	676,360
FedEx Corp.	9,529	2,166,037
United Parcel Service, Inc., Class B	31,718	3,201,615
Total		6,536,523
Building Products 0.6%
Allegion PLC	3,720	536,126
AO Smith Corp.	5,025	329,489
Builders FirstSource, Inc.(a)	4,777	557,428
Carrier Global Corp.	34,467	2,522,640
Johnson Controls International PLC	28,447	3,004,572
Lennox International, Inc.	1,381	791,645
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Masco Corp.	9,119	586,899
Trane Technologies PLC	9,641	4,217,070
Total		12,545,869
Commercial Services & Supplies 0.6%
Cintas Corp.	14,837	3,306,722
Copart, Inc.(a)	38,005	1,864,905
Republic Services, Inc.	8,781	2,165,483
Rollins, Inc.	12,152	685,616
Veralto Corp.	10,715	1,081,679
Waste Management, Inc.	15,830	3,622,221
Total		12,726,626
Construction & Engineering 0.1%
Quanta Services, Inc.	6,407	2,422,358
Electrical Equipment 0.9%
AMETEK, Inc.	9,981	1,806,162
Eaton Corp. PLC	16,916	6,038,843
Emerson Electric Co.	24,316	3,242,052
GE Vernova, Inc.	11,799	6,243,441
Generac Holdings, Inc.(a)	2,554	365,758
Hubbell, Inc.	2,307	942,202
Rockwell Automation, Inc.	4,873	1,618,664
Total		20,257,122
Ground Transportation 0.9%
CSX Corp.	81,208	2,649,817
JB Hunt Transport Services, Inc.	3,388	486,517
Norfolk Southern Corp.	9,746	2,494,683
Old Dominion Freight Line, Inc.	8,039	1,304,730
Uber Technologies, Inc.(a)	90,400	8,434,320
Union Pacific Corp.	25,828	5,942,506
Total		21,312,573
Industrial Conglomerates 0.4%
3M Co.	23,265	3,541,864
Honeywell International, Inc.	27,783	6,470,105
Total		10,011,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.5%
Caterpillar, Inc.	20,331	7,892,698
Cummins, Inc.	5,955	1,950,263
Deere & Co.	10,912	5,548,643
Dover Corp.	5,927	1,086,004
Fortive Corp.	14,693	765,946
IDEX Corp.	3,266	573,412
Illinois Tool Works, Inc.	11,526	2,849,803
Ingersoll Rand, Inc.	17,441	1,450,742
Nordson Corp.	2,337	500,983
Otis Worldwide Corp.	17,062	1,689,479
PACCAR, Inc.	22,694	2,157,292
Parker-Hannifin Corp.	5,524	3,858,348
Pentair PLC	7,112	730,118
Snap-On, Inc.	2,261	703,578
Stanley Black & Decker, Inc.	6,688	453,112
Westinghouse Air Brake Technologies Corp.	7,398	1,548,771
Xylem, Inc.	10,520	1,360,867
Total		35,120,059
Passenger Airlines 0.1%
Delta Air Lines, Inc.	28,227	1,388,204
Southwest Airlines Co.	24,635	799,159
United Airlines Holdings, Inc.(a)	14,119	1,124,296
Total		3,311,659
Professional Services 0.6%
Automatic Data Processing, Inc.	17,548	5,411,803
Broadridge Financial Solutions, Inc.	5,078	1,234,106
Dayforce, Inc.(a)	6,912	382,856
Equifax, Inc.	5,369	1,392,558
Jacobs Solutions, Inc.	5,194	682,751
Leidos Holdings, Inc.	5,564	877,777
Paychex, Inc.	13,858	2,015,785
Paycom Software, Inc.	2,107	487,560
Verisk Analytics, Inc.	6,047	1,883,640
Total		14,368,836
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.3%
Fastenal Co.	49,594	2,082,948
United Rentals, Inc.	2,810	2,117,054
W.W. Grainger, Inc.	1,890	1,966,054
Total		6,166,056
Total Industrials		194,833,615
Information Technology 32.7%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	44,520	4,554,841
Cisco Systems, Inc.	171,978	11,931,834
F5, Inc.(a)	2,483	730,797
Juniper Networks, Inc.	14,313	571,518
Motorola Solutions, Inc.	7,216	3,034,039
Total		20,823,029
Electrical Equipment 0.0%
Ralliant Corp.(a)	4,898	237,488
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp., Class A	52,290	5,163,637
CDW Corp.	5,693	1,016,713
Corning, Inc.	33,322	1,752,404
Jabil, Inc.	4,640	1,011,984
Keysight Technologies, Inc.(a)	7,470	1,224,034
TE Connectivity PLC	12,819	2,162,181
Teledyne Technologies, Inc.(a)	2,026	1,037,940
Trimble Navigation Ltd.(a)	10,314	783,658
Zebra Technologies Corp., Class A(a)	2,198	677,775
Total		14,830,326
IT Services 1.1%
Accenture PLC, Class A	27,063	8,088,860
Akamai Technologies, Inc.(a)	6,320	504,083
Cognizant Technology Solutions Corp., Class A	21,310	1,662,819
EPAM Systems, Inc.(a)	2,449	433,032
Gartner, Inc.(a)	3,327	1,344,840
GoDaddy, Inc., Class A(a)	6,160	1,109,170
International Business Machines Corp.	40,177	11,843,376
VeriSign, Inc.	3,491	1,008,201
Total		25,994,381
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 12.6%
Advanced Micro Devices, Inc.(a)	70,092	9,946,055
Analog Devices, Inc.	21,441	5,103,387
Applied Materials, Inc.	35,121	6,429,602
Broadcom, Inc.	203,262	56,029,170
Enphase Energy, Inc.(a)	5,672	224,895
First Solar, Inc.(a)	4,636	767,443
Intel Corp.	188,566	4,223,878
KLA Corp.	5,717	5,120,946
Lam Research Corp.	55,295	5,382,415
Microchip Technology, Inc.	23,249	1,636,032
Micron Technology, Inc.	48,312	5,954,454
Monolithic Power Systems, Inc.	2,070	1,513,957
NVIDIA Corp.(c)	1,054,255	166,561,748
NXP Semiconductors NV	10,921	2,386,129
ON Semiconductor Corp.(a)	18,065	946,787
QUALCOMM, Inc.	47,431	7,553,861
Skyworks Solutions, Inc.	6,490	483,635
Teradyne, Inc.	6,935	623,595
Texas Instruments, Inc.	39,273	8,153,860
Total		289,041,849
Software 11.3%
Adobe, Inc.(a)	18,424	7,127,877
ANSYS, Inc.(a)	3,801	1,334,987
Autodesk, Inc.(a)	9,249	2,863,213
Cadence Design Systems, Inc.(a)	11,803	3,637,095
Crowdstrike Holdings, Inc., Class A(a)	10,767	5,483,741
Fair Isaac Corp.(a)	1,052	1,923,014
Fortinet, Inc.(a)	27,463	2,903,388
Gen Digital, Inc.	23,595	693,693
Intuit, Inc.	12,085	9,518,509
Microsoft Corp.	321,303	159,819,325
Oracle Corp.	70,310	15,371,875
Palantir Technologies, Inc., Class A(a)	91,954	12,535,169
Palo Alto Networks, Inc.(a)	28,622	5,857,206
PTC, Inc.(a)	5,185	893,583
Roper Technologies, Inc.	4,648	2,634,672
Salesforce, Inc.	41,477	11,310,363
ServiceNow, Inc.(a)	8,948	9,199,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synopsys, Inc.(a)	6,684	3,426,753
Tyler Technologies, Inc.(a)	1,864	1,105,054
Workday, Inc., Class A(a)	9,365	2,247,600
Total		259,886,377
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.(c)	645,664	132,470,883
Dell Technologies, Inc.	12,951	1,587,793
Hewlett Packard Enterprise Co.	56,785	1,161,253
HP, Inc.	40,752	996,794
NetApp, Inc.	8,793	936,894
Seagate Technology Holdings PLC	9,174	1,324,083
Super Micro Computer, Inc.(a)	22,188	1,087,434
Western Digital Corp.	15,082	965,097
Total		140,530,231
Total Information Technology		751,343,681
Materials 1.9%
Chemicals 1.2%
Air Products & Chemicals, Inc.	9,620	2,713,417
Albemarle Corp.	5,086	318,739
CF Industries Holdings, Inc.	7,004	644,368
Corteva, Inc.	29,491	2,197,964
Dow, Inc.	30,558	809,176
DuPont de Nemours, Inc.	18,091	1,240,862
Eastman Chemical Co.	4,991	372,628
Ecolab, Inc.	10,908	2,939,051
International Flavors & Fragrances, Inc.	11,058	813,316
Linde PLC	20,349	9,547,344
LyondellBasell Industries NV, Class A	11,115	643,114
Mosaic Co. (The)	13,714	500,287
PPG Industries, Inc.	9,813	1,116,229
Sherwin-Williams Co. (The)	9,967	3,422,269
Total		27,278,764
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,606	1,430,590
Vulcan Materials Co.	5,711	1,489,543
Total		2,920,133
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.2%
Amcor PLC	99,056	910,325
Avery Dennison Corp.	3,379	592,913
Ball Corp.	11,993	672,687
International Paper Co.	22,821	1,068,707
Packaging Corp. of America	3,862	727,794
Smurfit WestRock PLC	21,438	925,050
Total		4,897,476
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	62,086	2,691,428
Newmont Corp.	48,114	2,803,122
Nucor Corp.	9,975	1,292,161
Steel Dynamics, Inc.	5,968	763,964
Total		7,550,675
Total Materials		42,647,048
Real Estate 2.0%
Diversified REITs 0.0%
Federal Realty Investment Trust	3,356	318,786
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	6,656	483,425
Healthpeak Properties, Inc.	30,033	525,878
Ventas, Inc.	19,509	1,231,993
Welltower, Inc.	26,856	4,128,573
Total		6,369,869
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	29,989	460,631
Industrial REITs 0.2%
Prologis, Inc.	40,114	4,216,784
Office REITs 0.0%
BXP, Inc.	6,297	424,859
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	12,694	1,778,684
CoStar Group, Inc.(a)	18,238	1,466,335
Total		3,245,019
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Residential REITs 0.3%
AvalonBay Communities, Inc.	6,147	1,250,915
Camden Property Trust	4,619	520,515
Equity Residential	14,782	997,637
Essex Property Trust, Inc.	2,783	788,702
Invitation Homes, Inc.	24,643	808,290
Mid-America Apartment Communities, Inc.	5,060	748,931
UDR, Inc.	13,033	532,137
Total		5,647,127
Retail REITs 0.2%
Kimco Realty Corp.	29,244	614,709
Realty Income Corp.	39,039	2,249,037
Regency Centers Corp.	7,063	503,097
Simon Property Group, Inc.	13,264	2,132,321
Total		5,499,164
Specialized REITs 0.9%
American Tower Corp.	20,237	4,472,782
Crown Castle, Inc.	18,825	1,933,892
Digital Realty Trust, Inc.	13,686	2,385,880
Equinix, Inc.	4,229	3,364,043
Extra Space Storage, Inc.	9,174	1,352,614
Iron Mountain, Inc.	12,755	1,308,280
Public Storage	6,825	2,002,591
SBA Communications Corp.	4,645	1,090,832
VICI Properties, Inc.	45,681	1,489,201
Weyerhaeuser Co.	31,353	805,459
Total		20,205,574
Total Real Estate		46,387,813
Utilities 2.4%
Electric Utilities 1.5%
Alliant Energy Corp.	11,105	671,519
American Electric Power Co., Inc.	23,093	2,396,130
Constellation Energy Corp.	13,549	4,373,075
Duke Energy Corp.	33,600	3,964,800
Edison International	16,633	858,263
Entergy Corp.	19,295	1,603,800
Evergy, Inc.	9,947	685,647
Eversource Energy	15,882	1,010,413
Common Stocks (continued)
Issuer	Shares	Value ($)
Exelon Corp.	43,641	1,894,892
FirstEnergy Corp.	22,207	894,054
NextEra Energy, Inc.	88,993	6,177,894
NRG Energy, Inc.	8,452	1,357,222
PG&E Corp.	95,004	1,324,356
Pinnacle West Capital Corp.	5,162	461,844
PPL Corp.	31,958	1,083,057
Southern Co. (The)	47,511	4,362,935
Xcel Energy, Inc.	24,933	1,697,937
Total		34,817,838
Gas Utilities 0.1%
Atmos Energy Corp.	6,866	1,058,119
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	30,775	323,753
Vistra Corp.	14,669	2,842,999
Total		3,166,752
Multi-Utilities 0.6%
Ameren Corp.	11,684	1,122,131
CenterPoint Energy, Inc.	28,217	1,036,692
CMS Energy Corp.	12,931	895,860
Consolidated Edison, Inc.	15,575	1,562,951
Dominion Energy, Inc.	36,865	2,083,610
DTE Energy Co.	8,971	1,188,299
NiSource, Inc.	20,348	820,838
Public Service Enterprise Group, Inc.	21,571	1,815,847
Sempra	28,193	2,136,184
WEC Energy Group, Inc.	13,796	1,437,543
Total		14,099,955
Water Utilities 0.1%
American Water Works Co., Inc.	8,430	1,172,698
Total Utilities		54,315,362
Total Common Stocks (Cost $1,007,442,396)		2,269,558,170

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(d)	30,857,951	30,851,780
Total Money Market Funds (Cost $30,848,751)		30,851,780
Total Investments in Securities (Cost: $1,038,291,147)		2,300,409,950
Other Assets & Liabilities, Net		(1,250,137)
Net Assets		2,299,159,813
At June 30, 2025, securities and/or cash totaling $11,355,922 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	106	09/2025	USD	33,144,875	803,482	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	2,290,514	—	(7,004)	(86,677)	2,196,833	87,830	13,169	4,116
Columbia Short-Term Cash Fund, 4.473%
	24,651,408	93,824,499	(87,627,110)	2,983	30,851,780	(1,519)	500,677	30,857,951
Total	26,941,922			(83,694)	33,048,613	86,311	513,846

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Portfolio of Investments (continued)
June 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	222,272,106	—	—	222,272,106
Consumer Discretionary	235,380,097	—	—	235,380,097
Consumer Staples	124,914,493	—	—	124,914,493
Energy	67,509,897	—	—	67,509,897
Financials	318,506,365	—	—	318,506,365
Health Care	211,447,693	—	—	211,447,693
Industrials	194,833,615	—	—	194,833,615
Information Technology	751,343,681	—	—	751,343,681
Materials	42,647,048	—	—	42,647,048
Real Estate	46,387,813	—	—	46,387,813
Utilities	54,315,362	—	—	54,315,362
Total Common Stocks	2,269,558,170	—	—	2,269,558,170
Money Market Funds	30,851,780	—	—	30,851,780
Total Investments in Securities	2,300,409,950	—	—	2,300,409,950
Investments in Derivatives
Asset
Futures Contracts	803,482	—	—	803,482
Total	2,301,213,432	—	—	2,301,213,432
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,006,903,779)	$2,267,361,337
Affiliated issuers (cost $31,387,368)	33,048,613
Receivable for:
Capital shares sold	181,081
Dividends	1,228,586
Foreign tax reclaims	20,430
Variation margin for futures contracts	159,000
Expense reimbursement due from Investment Manager	969
Prepaid expenses	3,761
Total assets	2,302,003,777
Liabilities
Due to custodian	2,699
Payable for:
Capital shares redeemed	2,502,725
Management services fees	37,639
Distribution and/or service fees	15,489
Service fees	62,059
Compensation of chief compliance officer	198
Compensation of board members	4,011
Other expenses	96,571
Deferred compensation of board members	122,573
Total liabilities	2,843,964
Net assets applicable to outstanding capital stock	$2,299,159,813
Represented by
Trust capital	$2,299,159,813
Total - representing net assets applicable to outstanding capital stock	$2,299,159,813
Class 1
Net assets	$1,062,305,248
Shares outstanding	19,895,638
Net asset value per share	$53.39
Class 2
Net assets	$277,813,424
Shares outstanding	5,387,058
Net asset value per share	$51.57
Class 3
Net assets	$959,041,141
Shares outstanding	18,267,136
Net asset value per share	$52.50
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$14,616,695
Dividends — affiliated issuers	513,846
Foreign taxes withheld	(3,370)
Total income	15,127,171
Expenses:
Management services fees	2,176,592
Distribution and/or service fees
Class 2	300,031
Class 3	566,639
Service fees	388,672
Custodian fees	12,772
Printing and postage fees	13,592
Licensing fees and expenses	113,838
Accounting services fees	15,837
Legal fees	22,186
Interest on collateral	707
Compensation of chief compliance officer	202
Compensation of board members	18,803
Deferred compensation of board members	238
Other	16,347
Total expenses	3,646,456
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(58,442)
Total net expenses	3,588,014
Net investment income	11,539,157
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	53,779,222
Investments — affiliated issuers	86,311
Futures contracts	(176,304)
Net realized gain	53,689,229
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	65,390,663
Investments — affiliated issuers	(83,694)
Futures contracts	1,665,423
Net change in unrealized appreciation (depreciation)	66,972,392
Net realized and unrealized gain	120,661,621
Net increase in net assets resulting from operations	$132,200,778
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$11,539,157	$22,253,840
Net realized gain	53,689,229	81,208,463
Net change in unrealized appreciation (depreciation)	66,972,392	349,126,048
Net increase in net assets resulting from operations	132,200,778	452,588,351
Decrease in net assets from capital stock activity	(65,210,374)	(81,318,239)
Total increase in net assets	66,990,404	371,270,112
Net assets at beginning of period	2,232,169,409	1,860,899,297
Net assets at end of period	$2,299,159,813	$2,232,169,409

	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	527,768	26,019,010	1,004,747	46,485,575
Shares redeemed	(1,735,915)	(88,503,068)	(2,597,789)	(122,639,122)
Net decrease	(1,208,147)	(62,484,058)	(1,593,042)	(76,153,547)
Class 2
Shares sold	874,934	42,412,429	1,485,625	67,464,567
Shares redeemed	(169,239)	(8,108,725)	(186,035)	(8,310,326)
Net increase	705,695	34,303,704	1,299,590	59,154,241
Class 3
Shares sold	140,827	6,838,302	396,066	18,018,973
Shares redeemed	(887,282)	(43,868,322)	(1,804,839)	(82,337,906)
Net decrease	(746,455)	(37,030,020)	(1,408,773)	(64,318,933)
Total net decrease	(1,248,907)	(65,210,374)	(1,702,225)	(81,318,239)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

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Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$50.34	0.28	2.77	3.05
Year Ended 12/31/2024	$40.37	0.52	9.45	9.97
Year Ended 12/31/2023	$32.05	0.51	7.81	8.32
Year Ended 12/31/2022	$39.25	0.46	(7.66)	(7.20)
Year Ended 12/31/2021	$30.57	0.40	8.28	8.68
Year Ended 12/31/2020	$25.90	0.45	4.22	4.67
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$48.69	0.21	2.67	2.88
Year Ended 12/31/2024	$39.14	0.40	9.15	9.55
Year Ended 12/31/2023	$31.15	0.41	7.58	7.99
Year Ended 12/31/2022	$38.24	0.37	(7.46)	(7.09)
Year Ended 12/31/2021	$29.86	0.31	8.07	8.38
Year Ended 12/31/2020	$25.36	0.37	4.13	4.50
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$49.53	0.25	2.72	2.97
Year Ended 12/31/2024	$39.77	0.46	9.30	9.76
Year Ended 12/31/2023	$31.61	0.46	7.70	8.16
Year Ended 12/31/2022	$38.76	0.41	(7.56)	(7.15)
Year Ended 12/31/2021	$30.23	0.35	8.18	8.53
Year Ended 12/31/2020	$25.65	0.41	4.17	4.58

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2025 (Unaudited)	$53.39	6.06%	0.26% (c)	0.25% (c)	1.14%	1%	$1,062,305
Year Ended 12/31/2024	$50.34	24.70%	0.25% (c)	0.25% (c)	1.13%	2%	$1,062,457
Year Ended 12/31/2023	$40.37	25.96%	0.25% (c)	0.25% (c)	1.42%	2%	$916,315
Year Ended 12/31/2022	$32.05	(18.34% )	0.25% (c)	0.25% (c)	1.36%	2%	$781,574
Year Ended 12/31/2021	$39.25	28.39%	0.25% (c)	0.25% (c)	1.14%	5%	$947,973
Year Ended 12/31/2020	$30.57	18.03%	0.26% (d)	0.26% (d)	1.72%	9%	$742,971
Class 2
Six Months Ended 6/30/2025 (Unaudited)	$51.57	5.91%	0.51% (c)	0.50% (c)	0.90%	1%	$277,813
Year Ended 12/31/2024	$48.69	24.40%	0.50% (c)	0.50% (c)	0.88%	2%	$227,913
Year Ended 12/31/2023	$39.14	25.65%	0.51% (c)	0.50% (c)	1.18%	2%	$132,360
Year Ended 12/31/2022	$31.15	(18.54% )	0.50% (c)	0.50% (c)	1.15%	2%	$69,385
Year Ended 12/31/2021	$38.24	28.07%	0.50% (c)	0.50% (c)	0.89%	5%	$43,195
Year Ended 12/31/2020	$29.86	17.74%	0.51% (d)	0.51% (d)	1.48%	9%	$11,359
Class 3
Six Months Ended 6/30/2025 (Unaudited)	$52.50	6.00%	0.38% (c)	0.38% (c)	1.01%	1%	$959,041
Year Ended 12/31/2024	$49.53	24.54%	0.38% (c)	0.38% (c)	1.01%	2%	$941,800
Year Ended 12/31/2023	$39.77	25.82%	0.38% (c)	0.38% (c)	1.30%	2%	$812,224
Year Ended 12/31/2022	$31.61	(18.45% )	0.38% (c)	0.38% (c)	1.23%	2%	$673,982
Year Ended 12/31/2021	$38.76	28.22%	0.38% (c)	0.38% (c)	1.01%	5%	$858,770
Year Ended 12/31/2020	$30.23	17.85%	0.38% (d)	0.38% (d)	1.59%	9%	$689,960
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	803,482 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(176,304)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,665,423
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended June 30, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	24,740,248
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2025 was 0.04% of the Fund’s average daily net assets.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2026 (%)
Class 1	0.25
Class 2	0.50
Class 3	0.375
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $18,186,039 and $76,541,813, respectively, for the six months ended June 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended June 30, 2025.
Note 8. Significant risks
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2025, affiliated shareholders of record owned 99.5% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks, (iii) the net assets of the Fund and (iv) index tracking error data of the Fund.  The Board observed the Fund’s tracking error versus its performance was within the range of management’s expectations.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.

Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Index Fund  | 2025

Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
SAR7014_12_D01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025